Financial assets - impairments - Carrying value of impaired financial assets (Details) - GBP (£) £ in Millions	Dec. 31, 2017	Dec. 31, 2016
Carrying value of impaired financial assets
Assets obtained by taking possession of collateral or calling on other credit enhancements	£ 30	£ 30
Debt securities
Carrying value of impaired financial assets
Carrying value, Financial assets	78,933	72,522
Equity shares
Carrying value of impaired financial assets
Carrying value, Financial assets	450	703
Impaired Financial Assets
Carrying value of impaired financial assets
Carrying value, Financial assets	23	58
Impaired Financial Assets | Available-for-sale | Debt securities
Carrying value of impaired financial assets
Carrying value, Financial assets	2	33
Impaired Financial Assets | Available-for-sale | Equity shares
Carrying value of impaired financial assets
Carrying value, Financial assets	20	23
Impaired Financial Assets | Loans and receivables | Debt securities
Carrying value of impaired financial assets
Carrying value, Financial assets	£ 1	£ 2